Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 6:	Subsequent Events

On April 26, 2013, the Company entered into a consulting agreement, dated April 24, 2013, with a firm that provides finance, accounting and management services, with specific services described in the agreement. The agreement does not have a fixed term but can be terminated by the Company upon 30 days notice. As compensation, upon execution of the agreement, the consultant is to be paid $10,000, including $7,500 in cash and $2,500 in restricted common stock with the number of shares calculated based on a price that is 80% of the volume weighted average price of the Company’s stock for the prior month, with a $0.01 minimum price. Subsequently, the consultant is to be compensated on a quarterly basis beginning June 1, 2013 with a fee of $7,500 per month. At the Company’s election, the quarterly fee can be paid all in cash or a combination of $5,000 in cash and $2,500 in restricted common stock of the Company. The number of shares to be issued is calculated based on a share price of 80% of the volume weighted average price of the Company’s common stock for the prior month, with a $0.01 minimum price. In addition, the consultant will be entitled to quarterly bonuses payable in cash or restricted stock at the sole discretion of the Company. For services outside of those described in the agreement, the consultant will charge the Company at the rate of $250 per hour, payable 50% in cash and 50% in restricted common stock, using the same computation of shares as used for the quarterly payments.

On April 19, 2013, the Company entered into a 1 year investment banking services agreement. As compensation, upon execution of the agreement, the Company issued 150,000 common shares and 150,000 warrants exercisable at $0.75 per share with a term of 5 years. The consultant is entitled to a cash commission of 8% of the gross proceeds of any financing transaction the consultant brings to the Company plus commissions paid in warrants equal to 10% of the gross proceeds. The warrants will be exercisable at the price per share paid by participants in the financing transaction and have a term of 5 years.

On May 1, 2013, the Company entered into an amended and restated employment agreement with Art Agolli, the Company’s Chief Executive Officer. The effective date of the agreement is January 1, 2013 and continues for an initial period of two years. Under the terms of the agreement, Mr. Agolli is to be paid an annual base salary of $150,000, is entitled to an annual cash bonus in an amount to be agreed upon each year by Mr. Agolli and the Board of Directors and is entitled to other employee benefits. Within 30 days following each one-year anniversary of the effective date of the agreement, Mr. Agolli is entitled to receive an option to purchase shares of the Company’s common stock in an amount to be determined by the Board of Directors or its committee responsible for compensation matters as then constituted. The agreement may be terminated for cause by the Company or by election by either party. If Mr. Agolli’s employment is terminated without cause by the Company, Mr. Agolli will be entitled to certain severance payments as described in the agreement.

NOTE 9- Subsequent Events

On January 1, 2013, the Company entered into a one year agreement with a firm that provides strategic investor relations services. In connection with the agreement, the Company agreed to issue 270,000 shares of common stock to the firm. In the event that the agreement is cancelled during its term with required notice, the Company may cancel the remaining shares that would have otherwise been earned by the firm during the remainder of the term. The shares are to be issued in equal monthly installments of 22,500 each beginning in January 1, 2013. On February 26, 2013, the agreement was assigned to another entity affiliated with the original firm.

On January 11, 2013, the Company entered into a one year agreement from December 15, 2012 with a firm that provides legal services. In connections with the agreement, the Company agreed to issue 900,000 shares of common stock to the firm. The shares of common stock are to be issued in quarterly installments beginning in April 2013. Under certain circumstances as described in the agreement, the number of shares may be adjusted based on the type and amount of services provided by the firm.

On January 15, 2013, the Company entered into a one year consulting agreement with an individual for the purpose of providing financial and investor relations services to the Company. In connection with the agreement, the Company agreed to issue 100,000 shares of common stock to the individual. The shares are to be issued in four quarterly installments beginning in April 2013.

During January 2013, the Company sold 7,640,000 shares of common stock in a private placement with certain accredited investors for aggregate net cash proceeds of $1,718,000 and a note receivable for $140,000. The note bears interest at a rate of 5%, is due on March 15, 2013, and is secured by 600,000 shares of Company common stock previously issued to the investor. The Company paid cash commissions of $52,000 and issued an aggregate of 52,000 common stock warrants as payment of commissions. The warrants are exercisable at a price of $0.50 per share and have a term of two years from the issue date.

On March 1, 2013 and March 25, 2013, four convertible debentures together with accrued interest were converted into shares of common stock of the Company pursuant to the right of conversion of each of the convertible debentures. In connection with the conversions, the Company issued an aggregate of 707,405 shares of common stock of the Company.

On March 15, 2013, the Company repaid the convertible debenture due to Sonoro in the amount of CDN$250,000. The repayment was pursuant to the exercise of Sonoro’s right to early repayment following the completion of a financing by the Company meeting certain criteria as described in the convertible debenture.

On March 18, 2013, in conjunction with being elected to our Board of Directors, we granted an option to purchase 250,000 shares of our common stock to Richard Rutkowski. The exercise price is $0.83 per share. The option term and the conditions under which the right to purchase the common stock will vest have not yet been determined.

On March 27, 2013, in conjunction with being elected to our Board of Directors, we granted an option to purchase 250,000 shares of our common stock to Alfred Fischer. The exercise price is $0.75 per share. The option term and the conditions under which the right to purchase the common stock will vest have not yet been determined

On April 19, 2013, the Company entered into a 1 year investment banking services agreement. As compensation, upon execution of the agreement, the Company issued 150,000 common shares and 150,000 warrants exercisable at $0.75 per share with a term of 5 years. The consultant is entitled to a cash commission of 8% of the gross proceeds of any financing transaction the consultant brings to the company plus commissions paid in warrants equal to 10% of the gross proceeds. The warrants will be exercisable at $0.75 per share and have a term of 5 years.

On April 26, 2013, the Company entered into a consulting agreement with a firm that provides finance, accounting and management services, with specific services described in the agreement. The agreement does not have a fixed term but can be terminated by the Company upon 30 day notice. As compensation, upon execution of the agreement, the consultant is to be paid $10,000, including $7,500 of in cash and $2,500 in restricted common stock with the number of shares calculated based on a price of 80% of the average price of the Company’s stock for the prior month, with a $0.01 minimum price. Subsequently, the consultant is to be compensated on a quarterly basis beginning June 1, 2013 with a fee of $7,500 per month. At the Company’s election, the quarterly fee can be paid all in cash or a combination of $5,000 in cash and $2,500 in restricted common stock of the Company. The number of shares to be issued is calculated based on a share price of 80% of the average price of the Company’s common stock for the prior month, with a $0.01 minimum price. In addition, the consultant will be entitled to quarterly bonuses payable in cash or restricted stock at the sole discretion of the Company. For services outside of those described in the agreement, the consultant will charge the Company at the rate of $250 per hour, payable 50% in cash and 50% in restricted common stock, using the same computation of shares as used for the quarterly payments.

On May 1, 2013, the Company entered into an amended and restated employment agreement with Art Agolli, the Company’s Chief Executive Officer. The effective date of the agreement is January 1, 2013 and continues for an initial period of two years. Under the terms of the agreement, Mr. Agolli is to be paid an annual base salary of $150,000, is entitled to an annual cash bonus in an amount to be agreed upon each year by Mr. Agolli and the Board of Directors and is entitled to other employee benefits. Within 30 days following each one-year anniversary of the effective date of the agreement, Mr. Agolli is entitled to receive an option to purchase shares of the Company’s common stock in an amount to be determined by the Board of Directors or its committee responsible for compensation matters as then constituted. The agreement may be terminated for cause by the Company or by election by either party. If Mr. Agolli’s employment is terminated without cause by the Company, Mr. Agolli will be entitled to certain severance payments as described in the agreement.